Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	$ 1,068,153	$ 1,366,343
Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,067,392	1,345,439
United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	761	20,904
Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	7,630	8,497
Equity Instruments [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	6,869	7,446
Equity Instruments [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Equity Instruments [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Equity Instruments [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	761	1,051
Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,560,216	2,392,166
Cash and due from banks | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,272,238	1,144,109
Cash and due from banks | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,158,637	1,145,703
Cash and due from banks | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Cash and due from banks | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	129,341	102,354
Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,666,156	1,872,355
Financial Assets held-for-trading [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,665,992	1,872,355
Financial Assets held-for-trading [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	164
Financial Assets held-for-trading [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Financial Assets held-for-trading [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	76,407	142,329
Investments under resale agreements [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	76,407	142,329
Investments under resale agreements [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Investments under resale agreements [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Investments under resale agreements [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,380,033	630,053
Central Bank of Chile [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,380,033	630,053
Central Bank of Chile [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Central Bank of Chile [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Central Bank of Chile [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	260,002	150,007
Domestic banks [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	260,002	150,007
Domestic banks [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Domestic banks [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Domestic banks [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	299,621	360,131
Foreign banks [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Foreign banks [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Foreign banks [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	150,230	244,969
Foreign banks [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	149,391	115,162
Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,939,656	1,140,191
Loans and advances to Banks (before allowances) [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,640,035	780,060
Loans and advances to Banks (before allowances) [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Loans and advances to Banks (before allowances) [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	150,230	244,969
Loans and advances to Banks (before allowances) [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	149,391	115,162
Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	17,601,597	16,294,212
Commercial loans [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	17,591,127	16,279,527
Commercial loans [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Commercial loans [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Commercial loans [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	10,470	14,685
Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	9,387,372	9,206,727
Residential mortgage loans [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	9,387,372	9,206,727
Residential mortgage loans [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Residential mortgage loans [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Residential mortgage loans [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	3,948,721	4,532,333
Consumer loans [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	3,948,721	4,532,333
Consumer loans [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Consumer loans [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Consumer loans [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	30,937,690	30,033,272
Loans to Customers at amortized cost (before allowances) [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	30,927,220	30,018,587
Loans to Customers at amortized cost (before allowances) [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Loans to Customers at amortized cost (before allowances) [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Loans to Customers at amortized cost (before allowances) [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	10,470	14,685
Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,060,523	1,357,846
Financial assets available-for-sale [Member] | Debt Instruments [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,060,523	1,337,993
Financial assets available-for-sale [Member] | Debt Instruments [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Financial assets available-for-sale [Member] | Debt Instruments [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Financial assets available-for-sale [Member] | Debt Instruments [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		19,853
Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		7,446
Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		1,051
Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	109	92,824
Central Bank of Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Central Bank of Chile [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	641,890	178,429
Central Bank of Chile [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,009,676	1,024,525
Central Bank of Chile [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Central Bank of Chile [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,380,033	630,053
Central Bank of Chile [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Central Bank of Chile [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Central Bank of Chile [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,380,033	630,053
Central Bank of Chile [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Central Bank of Chile [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Central Bank of Chile [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Central Bank of Chile [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Central Bank of Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	109	92,824
Central Bank of Chile [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Central Bank of Chile [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	163,491	16,238
Government [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Government [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Government [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	149,616	99,164
Government [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	10,006	18,460
Government [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Government [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Government [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Government [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Government [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Government [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Government [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Government [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Government [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	163,491	16,238
Government [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Government [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Retail (Individuals) [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Retail (Individuals) [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,918,326
Retail (Individuals) [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Retail (Individuals) [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	950	278
Retail (Individuals) [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Retail (Individuals) [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Retail (Individuals) [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Retail (Individuals) [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Retail (Individuals) [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Retail (Individuals) [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	9,387,372	9,206,727
Retail (Individuals) [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	3,948,721	4,532,333
Retail (Individuals) [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	13,336,093	13,739,060
Retail (Individuals) [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Retail (Individuals) [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Retail (Individuals) [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	859,098	1,023,008
Financial Services [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	7,630	8,497
Financial Services [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		2,213,737
Financial Services [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	506,864	748,666
Financial Services [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	64,554	66,285
Financial Services [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Financial Services [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	260,002	150,007
Financial Services [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	299,621	360,131
Financial Services [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	559,623	510,138
Financial Services [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,351,333	2,587,559
Financial Services [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Financial Services [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Financial Services [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,351,333	2,587,559
Financial Services [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	851,468	1,014,511
Financial Services [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		7,446
Financial Services [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		1,051
Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Trade [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Trade [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Trade [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Trade [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	130	40,642
Trade [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Trade [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Trade [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Trade [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Trade [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,544,146	2,066,372
Trade [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Trade [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Trade [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,544,146	2,066,372
Trade [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Trade [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Trade [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,465
Manufacturing [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Manufacturing [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Manufacturing [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Manufacturing [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Manufacturing [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Manufacturing [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Manufacturing [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Manufacturing [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Manufacturing [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,347,770	1,624,972
Manufacturing [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Manufacturing [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Manufacturing [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,347,770	1,624,972
Manufacturing [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,465
Manufacturing [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Manufacturing [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		2,067
Mining [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	470,607	604,660
Mining [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	470,607	604,660
Mining [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mining [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	8,089	9,667
Electricity, Gas and Water [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Electricity, Gas and Water [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Electricity, Gas and Water [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Electricity, Gas and Water [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		1,533
Electricity, Gas and Water [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Electricity, Gas and Water [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Electricity, Gas and Water [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Electricity, Gas and Water [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Electricity, Gas and Water [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	395,598	325,143
Electricity, Gas and Water [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Electricity, Gas and Water [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Electricity, Gas and Water [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	395,598	325,143
Electricity, Gas and Water [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	8,089	9,667
Electricity, Gas and Water [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Electricity, Gas and Water [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		902
Agriculture and Livestock [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,647,226	1,623,465
Agriculture and Livestock [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,647,226	1,623,465
Agriculture and Livestock [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Agriculture and Livestock [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		35
Fishing [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	135,488	140,709
Fishing [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	135,488	140,709
Fishing [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Fishing [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	5,334
Transportation and Telecom [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Transportation and Telecom [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Transportation and Telecom [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Transportation and Telecom [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		8,665
Transportation and Telecom [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Transportation and Telecom [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Transportation and Telecom [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Transportation and Telecom [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Transportation and Telecom [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,454,404	1,234,087
Transportation and Telecom [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Transportation and Telecom [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Transportation and Telecom [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,454,404	1,234,087
Transportation and Telecom [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	5,334
Transportation and Telecom [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Transportation and Telecom [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		178,444
Construction [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Construction [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Construction [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Construction [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	146	21
Construction [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Construction [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Construction [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Construction [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Construction [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,453,579	2,142,699
Construction [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Construction [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Construction [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,453,579	2,142,699
Construction [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		178,444
Construction [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Construction [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	3,054,194	2,267,869
Services [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	3,054,194	2,267,869
Services [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Services [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	27,567	46,162
Other [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other [Member] | Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other [Member] | Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	621	3,441
Other [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other [Member] | Domestic banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other [Member] | Foreign banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other [Member] | Loans and advances to Banks (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other [Member] | Commercial loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,747,252	1,676,677
Other [Member] | Residential mortgage loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other [Member] | Loans to Customers at amortized cost (before allowances) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,747,252	1,676,677
Other [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	27,567	46,162
Other [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other [Member] | Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,159,292	1,123,689
From the Chilean government and Central Bank of Chile [Member] | Financial Assets held-for-trading [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,159,292	1,123,689
From the Chilean government and Central Bank of Chile [Member] | Financial Assets held-for-trading [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Financial Assets held-for-trading [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Financial Assets held-for-trading [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	163,600	109,062
From the Chilean government and Central Bank of Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	163,600	109,062
From the Chilean government and Central Bank of Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Central Bank of Chile [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,009,676	1,024,525
From the Chilean government and Central Bank of Chile [Member] | Central Bank of Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	109	92,824
From the Chilean government and Central Bank of Chile [Member] | Government [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	149,616	99,164
From the Chilean government and Central Bank of Chile [Member] | Government [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	163,491	16,238
From the Chilean government and Central Bank of Chile [Member] | Retail (Individuals) [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Retail (Individuals) [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Financial Services [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Financial Services [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Trade [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Trade [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Manufacturing [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Manufacturing [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Mining [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Mining [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Electricity, Gas and Water [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Electricity, Gas and Water [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Agriculture and Livestock [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Agriculture and Livestock [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Fishing [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Fishing [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Transportation and Telecom [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Transportation and Telecom [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Construction [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Construction [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Services [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Services [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Other [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
From the Chilean government and Central Bank of Chile [Member] | Other [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	105,798	375,337
Other Instruments Issued In Chile [Member] | Financial Assets held-for-trading [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	105,798	375,337
Other Instruments Issued In Chile [Member] | Financial Assets held-for-trading [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Financial Assets held-for-trading [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Financial Assets held-for-trading [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	896,923	1,228,931
Other Instruments Issued In Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	896,923	1,228,931
Other Instruments Issued In Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Central Bank of Chile [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Central Bank of Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Government [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Government [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Retail (Individuals) [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Retail (Individuals) [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Financial Services [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	105,798	375,337
Other Instruments Issued In Chile [Member] | Financial Services [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	851,468	994,658
Other Instruments Issued In Chile [Member] | Trade [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Trade [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Manufacturing [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Manufacturing [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,465
Other Instruments Issued In Chile [Member] | Mining [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Mining [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Electricity, Gas and Water [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Electricity, Gas and Water [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	8,089	9,667
Other Instruments Issued In Chile [Member] | Agriculture and Livestock [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Agriculture and Livestock [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Fishing [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Fishing [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Transportation and Telecom [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Transportation and Telecom [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	5,334
Other Instruments Issued In Chile [Member] | Construction [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Construction [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		178,444
Other Instruments Issued In Chile [Member] | Services [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Services [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Other [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Other Instruments Issued In Chile [Member] | Other [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	27,567	46,162
Instruments issued abroad [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	761	1,051
Instruments issued abroad [Member] | Equity Instruments [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Equity Instruments [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Equity Instruments [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Equity Instruments [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	761	1,051
Instruments issued abroad [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	164
Instruments issued abroad [Member] | Financial Assets held-for-trading [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Financial Assets held-for-trading [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	164
Instruments issued abroad [Member] | Financial Assets held-for-trading [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Financial Assets held-for-trading [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		19,853
Instruments issued abroad [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		19,853
Instruments issued abroad [Member] | Central Bank of Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Central Bank of Chile [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Central Bank of Chile [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Government [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Government [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Government [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Retail (Individuals) [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Retail (Individuals) [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Retail (Individuals) [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Financial Services [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	761
Instruments issued abroad [Member] | Financial Services [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	164
Instruments issued abroad [Member] | Financial Services [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		19,853
Instruments issued abroad [Member] | Trade [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Trade [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Trade [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Manufacturing [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Manufacturing [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Manufacturing [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Mining [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Mining [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Mining [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Electricity, Gas and Water [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Electricity, Gas and Water [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Electricity, Gas and Water [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Agriculture and Livestock [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Agriculture and Livestock [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Agriculture and Livestock [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Fishing [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Fishing [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Fishing [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Transportation and Telecom [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Transportation and Telecom [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Transportation and Telecom [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Construction [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Construction [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Construction [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Services [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Services [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Services [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Other [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Other [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued abroad [Member] | Other [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	400,902	373,329
Mutual fund investments [Member] | Financial Assets held-for-trading [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	400,902	373,329
Mutual fund investments [Member] | Financial Assets held-for-trading [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Financial Assets held-for-trading [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Financial Assets held-for-trading [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Central Bank of Chile [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Government [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Retail (Individuals) [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Financial Services [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	400,902	373,329
Mutual fund investments [Member] | Trade [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Manufacturing [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Mining [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Electricity, Gas and Water [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Agriculture and Livestock [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Fishing [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Transportation and Telecom [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Construction [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Services [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Mutual fund investments [Member] | Other [Member] | Financial Assets held-for-trading [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	6,869	7,446
Instruments issued in Chile [Member] | Equity Instruments [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	6,869	7,446
Instruments issued in Chile [Member] | Equity Instruments [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Equity Instruments [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Equity Instruments [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Central Bank of Chile [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Government [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Retail (Individuals) [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Financial Services [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	6,869
Instruments issued in Chile [Member] | Trade [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Manufacturing [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Mining [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Electricity, Gas and Water [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Agriculture and Livestock [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Fishing [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Transportation and Telecom [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Construction [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Services [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Instruments issued in Chile [Member] | Other [Member] | Equity Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Foreign banks [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Foreign banks [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Foreign banks [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Foreign banks [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Foreign banks [Member] | Financial assets available-for-sale [Member] | Debt Instruments [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,566,942	2,724,621
Derivative Contracts for Trading Purposes [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,601,643	2,020,423
Derivative Contracts for Trading Purposes [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	157,581	221,752
Derivative Contracts for Trading Purposes [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	807,718	482,446
Derivative Contracts for Trading Purposes [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	551,964	956,632
Derivative Contracts for Trading Purposes [Member] | Forwards [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	415,349	872,481
Derivative Contracts for Trading Purposes [Member] | Forwards [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	73,805	53,923
Derivative Contracts for Trading Purposes [Member] | Forwards [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Forwards [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	62,810	30,228
Derivative Contracts for Trading Purposes [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,013,247	1,761,952
Derivative Contracts for Trading Purposes [Member] | Swaps [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,184,563	1,142,174
Derivative Contracts for Trading Purposes [Member] | Swaps [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	83,776	167,818
Derivative Contracts for Trading Purposes [Member] | Swaps [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	744,908	451,960
Derivative Contracts for Trading Purposes [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	269	4,961
Derivative Contracts for Trading Purposes [Member] | Call Options [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	269	4,961
Derivative Contracts for Trading Purposes [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,462	1,076
Derivative Contracts for Trading Purposes [Member] | Put Options [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,462	807
Derivative Contracts for Trading Purposes [Member] | Put Options [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		11
Derivative Contracts for Trading Purposes [Member] | Put Options [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Put Options [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		258
Derivative Contracts for Trading Purposes [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Futures [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Futures [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Futures [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Futures [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Central Bank of Chile [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Central Bank of Chile [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Central Bank of Chile [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Central Bank of Chile [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Government [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Government [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Government [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Government [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		1,536
Derivative Contracts for Trading Purposes [Member] | Retail (Individuals) [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		1,532
Derivative Contracts for Trading Purposes [Member] | Retail (Individuals) [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		4
Derivative Contracts for Trading Purposes [Member] | Retail (Individuals) [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Retail (Individuals) [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Retail (Individuals) [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,295,027	2,175,067
Derivative Contracts for Trading Purposes [Member] | Financial Services [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	351,833	480,269
Derivative Contracts for Trading Purposes [Member] | Financial Services [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,943,033	1,693,048
Derivative Contracts for Trading Purposes [Member] | Financial Services [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	13	1,196
Derivative Contracts for Trading Purposes [Member] | Financial Services [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	148	554
Derivative Contracts for Trading Purposes [Member] | Financial Services [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	23,378	28,129
Derivative Contracts for Trading Purposes [Member] | Trade [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	17,280	16,225
Derivative Contracts for Trading Purposes [Member] | Trade [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,579	9,813
Derivative Contracts for Trading Purposes [Member] | Trade [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	205	1,569
Derivative Contracts for Trading Purposes [Member] | Trade [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,314	522
Derivative Contracts for Trading Purposes [Member] | Trade [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	20,109	8,077
Derivative Contracts for Trading Purposes [Member] | Manufacturing [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	16,078	79
Derivative Contracts for Trading Purposes [Member] | Manufacturing [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,031	7,718
Derivative Contracts for Trading Purposes [Member] | Manufacturing [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		280
Derivative Contracts for Trading Purposes [Member] | Manufacturing [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Manufacturing [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,474	2,875
Derivative Contracts for Trading Purposes [Member] | Mining [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	4,456	2,856
Derivative Contracts for Trading Purposes [Member] | Mining [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	18	19
Derivative Contracts for Trading Purposes [Member] | Mining [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Mining [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Mining [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	23,890	37,087
Derivative Contracts for Trading Purposes [Member] | Electricity, Gas and Water [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	6,253	22,903
Derivative Contracts for Trading Purposes [Member] | Electricity, Gas and Water [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	17,637	14,184
Derivative Contracts for Trading Purposes [Member] | Electricity, Gas and Water [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Electricity, Gas and Water [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Electricity, Gas and Water [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	11,348	25,768
Derivative Contracts for Trading Purposes [Member] | Agriculture and Livestock [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,071	14,103
Derivative Contracts for Trading Purposes [Member] | Agriculture and Livestock [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	10,237	10,232
Derivative Contracts for Trading Purposes [Member] | Agriculture and Livestock [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	40	1,433
Derivative Contracts for Trading Purposes [Member] | Agriculture and Livestock [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Agriculture and Livestock [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	943	5,088
Derivative Contracts for Trading Purposes [Member] | Fishing [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	30	642
Derivative Contracts for Trading Purposes [Member] | Fishing [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	913	4,275
Derivative Contracts for Trading Purposes [Member] | Fishing [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		171
Derivative Contracts for Trading Purposes [Member] | Fishing [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Fishing [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	23,432	14,456
Derivative Contracts for Trading Purposes [Member] | Transportation and Telecom [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	2,269	1,930
Derivative Contracts for Trading Purposes [Member] | Transportation and Telecom [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	21,163	12,526
Derivative Contracts for Trading Purposes [Member] | Transportation and Telecom [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Transportation and Telecom [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Transportation and Telecom [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	938	571
Derivative Contracts for Trading Purposes [Member] | Construction [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	265	277
Derivative Contracts for Trading Purposes [Member] | Construction [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	662	210
Derivative Contracts for Trading Purposes [Member] | Construction [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	11	84
Derivative Contracts for Trading Purposes [Member] | Construction [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Construction [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		687
Derivative Contracts for Trading Purposes [Member] | Services [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		497
Derivative Contracts for Trading Purposes [Member] | Services [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		190
Derivative Contracts for Trading Purposes [Member] | Services [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Services [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	163,403	425,280
Derivative Contracts for Trading Purposes [Member] | Other [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	152,429	415,319
Derivative Contracts for Trading Purposes [Member] | Other [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	10,974	9,923
Derivative Contracts for Trading Purposes [Member] | Other [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		38
Derivative Contracts for Trading Purposes [Member] | Other [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Derivative Contracts for Trading Purposes [Member] | Other [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	51,062	61,594
Hedge Derivative Contracts [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,511	5,864
Hedge Derivative Contracts [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	18,964	25,780
Hedge Derivative Contracts [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	30,587	29,950
Hedge Derivative Contracts [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Forwards [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Forwards [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Forwards [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Forwards [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	51,062	61,594
Hedge Derivative Contracts [Member] | Swaps [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	1,511	5,864
Hedge Derivative Contracts [Member] | Swaps [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	18,964	25,780
Hedge Derivative Contracts [Member] | Swaps [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	30,587	29,950
Hedge Derivative Contracts [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	51,062
Hedge Derivative Contracts [Member] | Call Options [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Call Options [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Put Options [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Put Options [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Put Options [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Put Options [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Futures [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Futures [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Futures [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Futures [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Other [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Other [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Other [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Other [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Central Bank of Chile [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Central Bank of Chile [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Central Bank of Chile [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Central Bank of Chile [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Government [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Government [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Government [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Government [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Retail (Individuals) [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Retail (Individuals) [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Retail (Individuals) [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Retail (Individuals) [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	51,062	61,594
Hedge Derivative Contracts [Member] | Financial Services [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Financial Services [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets		61,594
Hedge Derivative Contracts [Member] | Financial Services [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets	51,062
Hedge Derivative Contracts [Member] | Financial Services [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Financial Services [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Trade [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Trade [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Trade [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Trade [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Manufacturing [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Manufacturing [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Manufacturing [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Manufacturing [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Mining [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Mining [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Mining [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Mining [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Electricity, Gas and Water [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Electricity, Gas and Water [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Electricity, Gas and Water [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Electricity, Gas and Water [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Agriculture and Livestock [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Agriculture and Livestock [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Agriculture and Livestock [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Agriculture and Livestock [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Fishing [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Fishing [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Fishing [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Fishing [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Transportation and Telecom [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Transportation and Telecom [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Transportation and Telecom [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Transportation and Telecom [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Construction [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Construction [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Construction [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Construction [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Services [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Services [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Services [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Services [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Other [Member] | Forwards [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Other [Member] | Swaps [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Other [Member] | Call Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Other [Member] | Put Options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets
Hedge Derivative Contracts [Member] | Other [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial assets